Share Capital	3 Months Ended
Mar. 31, 2025
Share Capital
Share Capital
8.
Share Capital

Authorized capital

The Company is authorized to issue an unlimited number of common voting shares without nominal or par value.

During the three months ended March 31, 2025 and 2024, the Company had the following equity transactions:

On November 17, 2023, the Company announced the establishment of an at-the-market ("ATM") equity program allowing the Company to issue and sell, up to $50 million of common shares from the treasury to the public.

During the three months ended March 31, 2025, the Company issued a total of 4,611,370 common shares under the ATM program at an average price of $1.56 per share, resulting in gross and net proceeds of $7.2 million and $7.0 million, respectively. This includes 40,000 common shares for which trades were executed prior to March 31, 2025 but settled subsequent to period end, generating gross and net proceeds of $51.4 thousand and $50.1 thousand, respectively. The related receivable is presented within Other current assets on the Company's condensed consolidated interim statements of financial position.

During the three months ended March 31, 2024, the Company issued a total of 8,044,200 common shares at an average price of $1.39 per share, under the ATM program, providing gross and net proceeds of $11.1 million and $10.7 million, respectively.

As at March 31, 2025 the Company had issued a total of 18,775,819 common shares under the ATM program for gross and net proceeds of $29.6 million and $28.9 million, respectively.

Warrants

As at March 31, 2024, the Company had 3,125,625 warrants outstanding with a weighted average exercise price of $0.99, all of which expired on June 10, 2024. As at March 31, 2025, there are no warrants outstanding.

Options

The Company has a stock option plan in place which authorizes option grants to officers, directors, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company pursuant to awards issued under the stock option plan and any other equity compensation arrangements. Under the plan, the exercise price of each option shall not be less than the price permitted by the TSXV. The options can be granted for a maximum term of 10 years.

The weighted average fair value of options granted during the three months ended March 31, 2025 was $1.08 per option, respectively. There were no options granted during the three months ended March 31, 2024. The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

Three months ended March 31,
2025
Expected stock price volatility	113%
Risk-free interest rate	4.00%
Dividend yield	—
Expected life of options	5 years
Stock price on date of grant	$1.33
Forfeiture rate	—

The following table summarizes the option activity for the three months ended March 31, 2025:

	Number of options	Weighted average exercise price
Balance at December 31, 2024	10,647,246	$2.80
Options granted	2,156,452	1.33
Options expired	(525,000)	5.83
Balance at March 31, 2025	12,278,698	$2.42

The following table summarizes options outstanding and exercisable at March 31, 2025:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.06	450,000	(1)	$1.06	450,000	$1.06
$2.66	800,000	0.80	$2.66	800,000	$2.66
$4.78	200,000	1.30	$4.78	200,000	$4.78
$4.94	200,000	1.93	$4.94	200,000	$4.94
$6.52	170,000	1.96	$6.52	170,000	$6.52
$7.45	100,000	2.03	$7.45	100,000	$7.45
$3.77	3,225,000	3.03	$3.77	3,225,000	$3.77
$3.85	200,000	3.15	$3.85	200,000	$3.85
$2.97	750,000	3.48	$2.97	416,666	$2.97
$1.07	100,000	4.05	$1.07	25,000	$1.07
$1.13	1,063,394	4.36	$1.13	—	$1.13
$1.36	2,000,000	4.42	$1.36	666,667	$1.36
$1.42	863,852	4.72	$1.42	300,000	$1.42
$1.35	1,598,853	4.99	$1.35	300,000	$1.35
$1.27	557,599	5.00	$1.27	—	$1.27
	12,278,698	3.55	$2.42	7,053,333	$3.17
(1)
Options expired on September 4, 2023, however, due to black-out of insider share transactions, these options will remain eligible for exercise for a period of 10 business days subsequent to the lifting of the black-out.

Long-term Incentive Plan

The Company has an equity incentive plan ("Plan") in accordance with the policies of the TSXV whereby, from time to time at the discretion of the Board of Directors (the "Board"), eligible directors, officers and employees are awarded restricted share units ("RSUs"). The RSUs that are subject to, among other things, the recipient’s deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue deferred share units ("DSUs"). DSUs may be redeemed upon retirement or termination from the Company. In accordance with the Plan, the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares at any given time when combined with the aggregate number of options, RSUs and DSUs issued pursuant to the Plan and any other equity compensation arrangements.

The following table summarizes the RSU activity for the three months ended March 31, 2025:

	Number of RSUs	Weighted average grant date fair value
Balance at December 31, 2024	1,780,614	$1.18
Granted	1,463,192	1.32
Forfeited	(35,354)	1.13
Balance at March 31, 2025	3,208,452	$1.26

The following table summarizes the DSU activity for the three months ended March 31, 2025:

	Number of DSUs	Weighted average grant date fair value
Balance at December 31, 2024	2,425,609	$3.09
Granted	501,856	1.35
Conversion of DSUs to common shares	(633,071)	3.74
Balance at March 31, 2025	2,294,394	$2.53

Share-based compensation expense

Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended March 31,
	2025	2024
Options	$888	$810
RSUs	344	—
DSUs	188	1,871
Total	$1,420	$2,681